GS Mortgage-Backed Securities Trust 2021-PJ3 ABS-15G

Exhibit 99.1 - Schedule 7

Data Compare Summary (Total)

Run Date - 3/2/2021 1:26:47 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	26	0.00%	327
Amortization Term	0	25	0.00%	327
Amortization Type	0	26	0.00%	327
Balloon Flag	0	325	0.00%	327
Borrower Citizenship	0	1	0.00%	327
Borrower First Name	0	327	0.00%	327
Borrower FTHB	0	1	0.00%	327
Borrower Last Name	0	327	0.00%	327
Borrower SSN	0	325	0.00%	327
City	0	327	0.00%	327
Contract Sales Price	0	1	0.00%	327
Escrow Account	0	165	0.00%	327
First Payment Date	0	1	0.00%	327
Has FTHB	0	115	0.00%	327
Initial Rate Lock Date	1	1	100.00%	327
Investor: Qualifying Total Debt Ratio	0	327	0.00%	327
Lender	0	324	0.00%	327
Lien Position	0	26	0.00%	327
LTV Valuation Value	0	1	0.00%	327
Maturity Date	0	1	0.00%	327
MERS Min Number	0	1	0.00%	327
Monthly HOA Dues	0	1	0.00%	327
Mortgage Type	0	47	0.00%	327
Note Date	0	26	0.00%	327
Occupancy	0	327	0.00%	327
Original CLTV	0	327	0.00%	327
Original Interest Rate	0	327	0.00%	327
Original Loan Amount	0	327	0.00%	327
Original LTV	0	327	0.00%	327
Original Term	0	1	0.00%	327
Originator Application Date	0	1	0.00%	327
Originator Loan Designation	0	324	0.00%	327
PITIA Reserves Months	0	279	0.00%	327
Product Description	0	324	0.00%	327
Property Type	0	327	0.00%	327
Purpose	0	327	0.00%	327
Refi Purpose	0	21	0.00%	327
Representative FICO	0	327	0.00%	327
State	0	327	0.00%	327
Street	0	327	0.00%	327
Zip	0	327	0.00%	327
Total	1	7,294	0.00%	327